SUPPLEMENTAL INFORMATION	12 Months Ended
Dec. 31, 2017
Disclosure Text Block [Abstract]
SUPPLEMENTAL INFORMATION

28. SUPPLEMENTAL INFORMATION

The net change in working capital balances for the year ended December 31 shown in the consolidated statements of cash flows is comprised of the following:

(MILLIONS)	2017	2016	2015
Trade receivables and other current assets	$(40)	$30	$(72)
Accounts payable and accrued liabilities	32	(160)	2
Other assets and liabilities	(17)	(7)	8
	$(25)	$(137)	$(62)